Earnings Per Share - Computation of Basic and Diluted Earnings Per Share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Numerator
Net income	$ 107,209	$ 119,264	$ 112,560	$ 97,793	$ 95,709	$ 105,060	$ 107,720	$ 100,842	$ 436,826	$ 409,331	$ 446,163
Net income and dividends attributable to participating restricted shares									(3,517)	(3,592)	(4,597)
Numerator for basic earnings per common share									433,309	405,739	441,566
Undistributed income allocated to participating restricted shares									2,512	2,604	3,539
Undistributed income reallocated to participating restricted shares									(2,488)	(2,569)	(3,485)
Numerator for diluted earnings per common share									$ 433,333	$ 405,774	$ 441,620
Denominator
Weighted average number of shares outstanding - basic									146,017	149,168	154,423
Weighted average number of participating restricted shares									(1,176)	(1,309)	(1,591)
Weighted average number of common shares - basic									144,841	147,859	152,832
Effect of assumed conversion of 0.5% convertible notes										5	14
Effect of dilutive stock options granted									1,414	2,002	2,372
Weighted average number of common shares - diluted									146,255	149,866	155,218
Basic earnings per common share	$ 0.74	$ 0.82	$ 0.77	$ 0.67	$ 0.65	$ 0.71	$ 0.72	$ 0.67	$ 2.99	$ 2.74	$ 2.89
Diluted earnings per common share	$ 0.73	$ 0.81	$ 0.76	$ 0.66	$ 0.64	$ 0.70	$ 0.71	$ 0.66	$ 2.96	$ 2.71	$ 2.85